Finance Lease Liabilities (Details) - Schedule of financing lease liabilities for reporting purposes - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of financing lease liabilities for reporting purposes [Abstract]
Long-term portion of finance lease liabilities	$ 442,670	$ 457,867
Current maturities of finance lease liabilities	59,098	51,353
Total	$ 501,768	$ 509,220